GENERAL	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

Note 1 - GENERAL:

ZOOZ Power Ltd. (hereinafter - “the Company”), an Israeli Company, was incorporated and commenced operations in Israel on February 5, 2013. The offices of the Company are located at 4 Hamelacha St., Lod, Israel. The Company operates as one operating segment and is engaged in developing, manufacturing, marketing and selling Flywheel-based power boosting and power management solutions for ultra-fast multi-ports EV (Electrical Vehicles) charging. The system is based on kinetic storage using flywheels.

In March 2021, the Company completed an initial public offering of shares and marketable warrants on the Tel Aviv Stock Exchange and became a public Company and started trading on that day. In March 2022, the Company completed a public offering of shares and warrants.

On April 4, 2024 (the “Closing Date”), the Company and Keyarch Acquisition Corporation, a Cayman Islands exempted Company (“Keyarch”), consummated their previously announced business combination, dated as of July 30, 2023 (as amended on February 9, 2024, March 8, 2024 and March 15, 2024, the “Business Combination Agreement”), by and among Keyarch, ZOOZ, ZOOZ Power Cayman, a Cayman Islands exempted Company and a direct, wholly owned subsidiary of ZOOZ (“Merger Sub”), Keyarch Global Sponsor Limited, a Cayman Islands exempted Company. The merger of Keyarch with Merger Sub resulted in the exchange of shares of Keyarch ordinary shares held by Keyarch shareholders for newly issued ZOOZ ordinary shares on a one-to-one basis. The merger was not within the scope of ASC 805 (“Business Combinations”) because Keyarch did not meet the definition of a business in accordance with ASC 805. The merger was accounted for as a recapitalization; as such, any difference between the fair value of ZOOZ ordinary shares issued and the fair value of Keyarch’s identifiable net assets should be recorded as additional paid-in capital.

At the Closing Date and upon the terms and subject to the conditions of the Business Combination Agreement, and in accordance with the Cayman Act, Keyarch and Merger Sub consummated the Merger, pursuant to which Merger Sub was merged with and into Keyarch, with Keyarch being the surviving Company, following which the separate corporate existence of Merger Sub ceased and Keyarch continued as the surviving Company Pursuant to the Closing Date , Keyarch became a direct, wholly-owned subsidiary of the Company.

On February 9, 2024, Keyarch and the Company entered into subscription agreements with certain investors (hereinafter - “subscription agreements”). Under the terms of the Subscription Agreements, the PIPE Investors agreed to subscribe for and purchase, an aggregate of 1,300,000 Keyarch Class A ordinary shares for a purchase price of $10.00 per share, for gross proceeds of $13,000,000.

On March 21, 2024, the extraordinary general meeting of the Company’s shareholders approved a reverse share split of the Company’s ordinary Shares, effective as of March 25, 2024, at a conversion ratio of 11.43720665.

The Company accounted for the Reverse Stock Splits on a retroactive basis pursuant to ASC 260. As a result, all common stock, warrants, and options outstanding and exercisable for common stock, exercise prices and loss per share amounts have been adjusted, on a retroactive basis, for all periods presented in these financial statements and the applicable disclosures, to reflect such Reverse Stock Split.

On April 4, 2024, ZOOZ issued promissory notes in favor of Keyarch and EarlyBirdCapital (hereinafter EBC underwriters in Keyarch’s initial public offering), for the principal amount of $2,030,000 and $840,000 respectively. The Notes mature on April 4, 2026 and accrues interest at an annual rate of 8%, which interest increases to 15% if the Note is not paid when due. In addition, ZOOZ is required to make mandatory cash prepayments on the Note from time to time in amounts equal to 25% of the gross proceeds less sales commissions received by ZOOZ from equity or equity-linked financings.

Further, at any time, EBC may elect to have any amount of outstanding principal and/or accrued interest of the EBC Note by the transfer of Sponsor Earnout Shares then remaining in the Escrow Account (as defined below) to EBC, with the price per Sponsor Earnout Share for purposes of determining the amount of the obligations satisfied under the EBC Note for such prepayment being equal to ninety percent (90%) of the volume weighted average price of an ordinary share of ZOOZ on the principal U.S. securities exchange on which ZOOZ’s ordinary shares then trade for the five trading day period ending on the trading day immediately prior to the Sponsor’s and ZOOZ’s receipt of the applicable prepayment notice from EBC .

ZOOZ POWER LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

(Unaudited)

The Sponsor Earnout Shares were deposited in an escrow account (the “Escrow Account”) at the Closing pursuant to an escrow agreement, dated April 4, 2024 (the “Escrow Agreement”), which Escrow Agreement governs the release of such Sponsor Earnout Shares in accordance with the Sponsor Letter Agreement, Sponsor Note and EBC Note.

The Company’s shareholders are entitled to additional contingent consideration of up to 4 million ordinary shares upon the Company’s achievement of the applicable earnout milestones (hereinafter - “the Earnout Rights”), During five years commencing at the end of the full fiscal quarter following the Closing date. In the event the volume-weighted average price of ZOOZ ordinary shares (“VWAP”) exceeds $12, for any twenty (20) trading days within any thirty (30) consecutive trading day period during such period, then 1 million Earnout Shares will be issuable (constituting 25% of the Earnout Shares). In addition, in the event the VWAP exceeds $16 for the Trading Period, then 1,400,000 Earnout Shares are issuable (constituting 35% of the Earnout Shares), and additionally, in the event VWAP exceeds $23 for the Trading Period, then 1,600,000 Earnout Shares are issuable (constituting 40% of the Earnout Shares) as set forth in the Business Combination Agreement, in the form of non-tradable, non-assignable rights, that were issued by the Company pro rata to the Pre-Closing Company Shareholders on April 4, 2024. The earnout are indexed to the Company’s own stock and, accordingly, the earnout is now classified within equity.

In connection to the Closing date of the Business Combination, the Company’s ordinary shares and public warrants began trading on the Nasdaq Capital Market under the ticker symbols “ZOOZ” and “ZOOZW”, respectively, on April 5, 2024, and became a dual Company.

Following the Issuance of Earnout rights in April 2024, the Company’s options and warrants conversion ratio has been adjusted, so each option or warrant will be exercisable to 1.18961 common shares.

As part of the transaction Keyarch’s warrants at an amount of 6,022,050 with a total fair value of $0.3 million were converted to the Company’s warrants and were recorded in the consolidated financial statements, measured in accordance with the fair market value, as determined in accordance with the closing market price at the closing date. Changes in fair value are recognized through finance income or expense in the statement of operations. For more information see Note 7.

The net proceeds received by the Company as part of the Merger Agreement Closing and the PIPE Financing totaled to $10.875 million; issuance costs of $ 148 thousand were recorded as a reduction to Shareholders’ Equity.

Current impact of Swords of Iron War

On October 7, 2023, following a surprise attack by the terrorist organization, Hamas, from the Gaza Strip, the Israeli government declared the “Swords of Iron” War. Following the attack from the Gaza Strip, an attack was also launched towards northern Israel by the terrorist organization, Hezbollah, from Lebanon and tensions in other sectors increased. As of the date of approval of the financial statements, the security situation in both the southern sector and the northern sector remained tense, and the uncertainty regarding the return to normalcy remains.

The Company’s factory is located in the city of Lod. The Company’s facilities were not damaged during the war. In accordance with the guidelines of the National Emergency Authority, there is no denial of access or any restriction in the activity of the Company’s facilities. As of the date of approval of the financial statements, the Company operates normally. As of the date of publication of the financial statements, there is no material impact on the Company’s supply chain. However, if the security situation continues for an extended period of time, the Company’s production capacity and even marketing and advertising activities outside of Israel may be affected. At this stage, the Company cannot reasonably assess the consequences of the continuation of the Swords of Iron War on the level of its activity and the results of this activity. These consequences depend, among other things, on the duration and scope of the war, on its economic effects on the entire economy in Israel and on the ability to raise capital from foreign and local investors and the industry in which the Company operates.

ZOOZ POWER LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

(Unaudited)

The Company continues regularly to monitor the development of events and considers the implications for its business activity and the measures it will take accordingly.

Liquidity

The Company has net losses for the six months ended June 30, 2024 and June 30, 2023 in the amounts of $5,237 thousand $5,402 thousands and negative cash flows from operating activities in the amounts of $6,040 thousand and $5,808 thousand, respectively.

The Company has historically financed its operations over the years by raising funds from investors. On April 4, 2024, the Company finalized a merger deal with a SPAC. As part of the merger 10.875 million USD, was invested in the company. Since the Company has just started commercial sales of its products and considering the Company’s expected cash usage, the Company’s cash balance as of June 30, 2024, and as of the date of approval of the financial statements is not sufficient to continue the Company’s operations for at least 12 months from the date of approval of the financial statements. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern.

In order to continue the Company’s operations, including research and development and sales and marketing, the Company is looking to secure financing from various sources, including additional investment funding. There is no assurance that the Company will be successful in obtaining the level of financing necessary to finance its operation.

The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 1 - GENERAL:

ZOOZ Power Ltd. (hereinafter - “the Company”), an Israeli company, was incorporated and commenced operations in Israel on February 5, 2013. The offices of the Company are located at 4 Hamelacha St., Lod, Israel. The Company operates as one operating segment and is engaged in developing, manufacturing, marketing and selling of Energy Storage Solutions, for electric vehicles. The system is based on kinetic storage using flywheels.

In March 2021, the Company completed an initial public offering of shares and marketable warrants on the Tel Aviv Stock Exchange and became a public company and started trading on that day. In March 2022, the Company completed a public offering of shares and warrants. For more information see note 11.

In June 2023, the Company established a subsidiary in the Cayman Islands, ZOOZ Power Cayman (hereinafter - “the subsidiary”). The subsidiary is wholly owned by the Company. The subsidiary did not operate during 2023.

On July 30, 2023, the Company entered into a business combination agreement with Keyarch Acquisition Corporation, a public company incorporated in the Cayman Islands, then traded on the Nasdaq Global Market, which was issued as a Special Purpose Acquisition Company (SPAC) and additional related agreements, according to which a reverse triangular merger take effect, in which the Company recently established a subsidiary registered in the Cayman Islands with which the SPAC company will merge, such that the SPAC has become a private company fully owned (100%) by the Company, against the allocation of shares and tradable warrants of the Company to the shareholders and holders of the SPAC’s tradable warrants.

The Company’s shareholders prior to the closing are entitled to additional contingent consideration of up to 4 million ordinary shares upon the Company’s achievement of the applicable earnout milestones (hereinafter - “the Earnout Rights”) (based on share price) as set forth in the Business Combination Agreement, in the form of non-tradable, non-assignable rights, that were issued by the Company pro rata to the Pre-Closing company Shareholders on April 4, 2024. The Earnout Rights may be converted into ZOOZ ordinary shares within 5 years from the lapse of the first quarter following the Closing Upon meeting the applicable milestones.

On February 9, 2024, Keyarch and the Company entered into subscription agreements with certain investors (hereinafter - “subscription agreements”). Under the terms of the Subscription Agreements, the PIPE Investors agreed to subscribe for and purchase, an aggregate of 1,300,000 Keyarch Class A ordinary shares for a purchase price of $10.00 per share, for gross proceeds of $13,000,000. In addition, pursuant to the Subscription Agreement, the Company agreed to register the Subscription Shares and granted customary resale registration rights to PIPE Investors.

On March 21, 2024, the extraordinary general meeting of the Company’s shareholders approved a reverse share split of the Company’s ordinary Shares, effective as of March 25, 2024, at a conversion ratio of 11.43720665.

The Company accounted for the Reverse Stock Splits on a retroactive basis pursuant to ASC 260. As a result, all common stock, warrants, and options outstanding and exercisable for common stock, exercise prices and loss per share amounts have been adjusted, on a retroactive basis, for all periods presented in these financial statements and the applicable disclosures, to reflect such Reverse Stock Split.

The closing of the Merger and the Transactions took place on April 4, 2024. At the Effective Time, and upon the terms and subject to the conditions of the Business Combination Agreement, and in accordance with the Cayman Act, Keyarch and Merger Sub consummated the Merger, pursuant to which Merger Sub was merged with and into Keyarch, with Keyarch being the surviving company, following which the separate corporate existence of Merger Sub ceased and Keyarch continued as the surviving company Pursuant to the Closing, Keyarch became a direct, wholly-owned subsidiary of the Company. As part of the merger $10 million net was invested in the company.

ZOOZ POWER LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

In connection to the Closing of the Business Combination, the Company’s ordinary shares and public warrants began trading on the Nasdaq Capital Market under the ticker symbols “ZOOZ” and “ZOOZW”, respectively, on April 5, 2024, and became a dual Company.

Following the Issuance of Earnout rights in April 2024, the company’s options and warrants conversion ratio has been adjusted, so each option or warrant will be exercisable to 1.18961 common share.

Current impact of Swords of Iron War

On October 7, 2023, following a surprise attack by the terrorist organization, Hamas, from the Gaza Strip, the Israeli government declared the “Swords of Iron” War. Following the attack from the Gaza Strip, an attack was also launched towards northern Israel by the terrorist organization, Hezbollah, from Lebanon and tensions in other sectors increased. As of the date of approval of the financial statements, the security situation in both the southern sector and the northern sector remained tense, and the uncertainty regarding the return to normalcy remains.

As part of dealing with the threats of a Swords of Iron War, the Israeli government ordered the evacuation of dozens of localities located in the south of the country, around the Gaza Strip, and in the north of the country, along the border with Lebanon, and also imposed restrictions on various gatherings, activities in workplaces and educational activities in accordance with the directives of the Home Front Command. In addition, many citizens were called to reserve service for extended periods of time.

The Company’s factory is located in the city of Lod. The Company’s facilities were not damaged during the war. In accordance with the guidelines of the National Emergency Authority, there is no denial of access or any restriction in the activity of the Company’s facilities. As of the date of approval of the financial statements, the Company operates normally. As of the date of publication of the financial statements, there is no material impact on the Company’s supply chain. However, if the security situation continues for an extended period of time, the Company’s production capacity and even marketing and advertising activities outside of Israel may be affected. At this stage, the Company cannot reasonably assess the consequences of the continuation of the Swords of Iron War on the level of its activity and the results of this activity. These consequences depend, among other things, on the duration and scope of the war, on its economic effects on the entire economy in Israel and on the ability to raise capital from foreign and local investors and the industry in which the Company operates.

The Company continues regularly to monitor the development of events and considers the implications for its business activity and the measures it will take accordingly.

Current impact of the current financial markets and economic conditions

ZOOZ POWER LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

The Company’s business may materially be affected by conditions in the financial markets and economic conditions in the U.S. and Europe. 2022 was characterized by steep declines and significant volatility in global markets, driven by investor concerns over inflation, rising interest rates, slowing economic growth and geopolitical uncertainty. Inflation across many key economies reached generational highs, prompting central banks to take monetary policy tightening actions that are likely to create headwinds to economic growth. Continued global supply chain disruption, including due to China’s recurrent restrictions and the ongoing war between Russia and Ukraine, are also contributing to mounting inflationary pressure. In 2022, in the U.S., annual inflation rose to the highest level in over 40 years. Concurrently, Europe experienced high year-over-year inflation. In response to rising inflation, the Federal Reserve raised the federal funds target range and the European Central Bank raised rates for the first time in 11 years. Both central banks reiterated expectations for additional increases in the coming months. While several key economic factors, including employment, wage growth and household savings have demonstrated resilience, the U.S. economic contraction in 2022 has opened a debate among economists as to whether the U.S. has entered, or in the near term will enter, a recession.

Liquidity

The Company has net losses for the years ended December 31, 2023, 2022 and 2021 in the amounts of $11,755 thousands $7,825 thousands and $4,581 thousands and negative cash flows from operating activities in the amounts of $12,232 thousand $10,547 thousand and $6,085 thousand, respectively.

The Company has historically financed its operations over the years by raising funds from investors. On April 4, 2024, the Company finalized a merger deal with a SPAC. As part of the merger 10 million USD net, was invested in the company (for details, see above). Since the Company has just started commercial sales of its products and considering the Company’s expected cash usage, the Company’s cash balance as of December 31, 2023, and as of the date of approval of the financial statements is not sufficient to continue the Company’s operations for at least 12 months from the date of approval of the financial statements. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern.

In order to continue the Company’s operations, including research and development and sales and marketing, the Company is looking to secure financing from various sources, including additional investment funding.

The financial statements do not include any adjustments that might result from the outcome of this uncertainty.